Annual Total Returns - Fidelity® U.S. Sustainability Index Fund [BarChart] - 10.31 Fidelity Sustainability Index Funds Combo PRO-07 - Fidelity® U.S. Sustainability Index Fund	Dec. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	May 09, 2017
Fidelity U.S. Sustainability Index Fund
Bar Chart Table:
Annual Return 2018	(3.28%)
Annual Return 2019	31.53%